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 THE MILESTONE FUNDS
 TREASURY OBLIGATIONS PORTFOLIO

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                                       THE
                                    MILESTONE
                                      FUNDS

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                           -------------------------

                               SEMI-ANNUAL REPORT

                                  MAY 31, 2001

                           -------------------------

                                     ADVISER
                       MILESTONE CAPITAL MANAGEMENT, L.P.






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TABLE OF CONTENTS

Letter to Our Shareholders ................................................    3
Portfolio of Investments ..................................................    4
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statements of Changes in Net Assets .......................................    8
Notes to Financial Statements .............................................    9
Financial Highlights ......................................................   12
















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TREASURY OBLIGATIONS PORTFOLIO

LETTER TO OUR SHAREHOLDERS

MAY 31, 2001

Dear Investors:

While the past six months have been a period of transition and challenge for markets and investors throughout the world, the Milestone team has worked in concert with our investors to provide liquidity, competitive performance, and consistently high standards of client service. Standard & Poor's, Moody's, and Fitch have renewed The Milestone Funds TREASURY OBLIGATIONS PORTFOLIO ratings of AAAm, Aaa, and AAA (respectively) for the sixth consecutive year.

Milestone Capital continues to be the ONLY women-owned firm in the United States to specialize exclusively in the management of institutional money market funds. Because of our specialist focus, Milestone Capital's team of investment, client service, and consulting professionals--directly accessible on a daily basis--offers unique value to each of our investors.

Looking ahead to the second half of 2001, we remain committed to serving the cash management, liquidity, client service, and technology needs of our investors. Please do not hesitate to contact us if we can be of service to you through the remainder of 2001 and beyond.

/s/ JANET TIEBOUT HANSON          /s/ MICHELLE TEITSCH             /s/ COLLEEN YACHIMSKI
----------------------------      ----------------------------     ----------------------------
JANET TIEBOUT HANSON              MICHELLE TEITSCH                 COLLEEN YACHIMSKI
Chairman of the Board             Co-CIO                           Senior Portfolio Manager
The Milestone Funds               Milestone Capital Management     Milestone Capital Management
President, CEO and Co-CIO
Milestone Capital Management





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TREASURY OBLIGATIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (Unaudited)
($ in Thousands)

--------------------------------------------------------------------------------------------------------
                                                 PRINCIPAL                                        VALUE
                                                  AMOUNT     INTEREST RATE    MATURITY DATE     (NOTE 1)
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 22.4%
U.S. TREASURY NOTES - 13.5%

                                                 $ 35,000            5.50%          7/31/01     $ 34,953
                                                  125,000           6.375%          4/30/02      127,630
                                                   15,000           6.625%          4/30/02       15,347
                                                   85,000            7.50%          5/15/02       87,844
                                                                                                --------
                                                                                                 265,774

                                                                                                --------
U.S. TREASURY BILL - 8.9%

                                                  175,000           5.735%          6/14/01      174,751
                                                                                                --------

--------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $440,525)                                      440,525
--------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 77.8%

ABN AMRO,  Inc.,  dated 5/31/01,  repurchase  price $80,009  (Collateralized  by: U.S.  Treasury  Notes:
$78,677, 6.625%-6.75%, 4/30/02-5/15/05; aggregate market value $81,600)

                                                   80,000            4.05%           6/1/01       80,000

Barclays Capital, Inc., dated 5/31/01, repurchase price $77,229 (Collateralized by: U.S. Treasury Notes:
$76,983, 4.625%-6.25%, 2/15/03-2/28/03; aggregate market value $78,765)

                                                   77,220            4.05%           6/1/01       77,220

Bear Stearns & Co., Inc., dated 5/31/01,  repurchase price $420,047  (Collateralized  by: U.S.  Treasury
Bills:  $61,505,  7/12/01-  11/15/01;  U.S.  Treasury Notes:  $357,182,  4.25%-6.875%,  2/28/02-5/15/06;
aggregate market value $430,726)

                                                  420,000            4.05%           6/1/01      420,000

BNP Paribas Securities Corp., dated 5/31/01,  repurchase price $85,010 (Collateralized by: U.S. Treasury
Notes: $80,126, 3.625%-6.375%, 1/31/02-7/15/02; market value $86,700)

                                                   85,000            4.04%           6/1/01       85,000

Credit Suisse First Boston Corp.,  dated  5/31/01,  repurchase  price $90,010  (Collateralized  by: U.S.
Treasury Bonds: $36,225,  7.875%-13.75%,  11/15/02-11/15/07;  U.S. Treasury Notes: $46,900, 4.00%-7.25%,
6/30/01-2/15/08; aggregate market value $91,804)

                                                   90,000            4.05%           6/1/01       90,000

Deutsche  Banc Alex Brown Inc.,  dated  5/31/01,  repurchase  price  $425,048  (Collateralized  by: U.S.
Treasury Bill: $169,037, 9/20/01; U.S. Notes: $251,562, 4.25%-7.50%, 11/15/03- 2/15/05; aggregate market value $433,500)

                                                  425,000            4.05%           6/1/01      425,000

Goldman Sachs & Co., dated 5/31/01, repurchase price $16,002 (Collateralized by: U.S. Treasury Bill:
$16,608, 11/23/01; aggregate market value $16,321)

                                                   16,000            3.99%           6/1/01       16,000

--------------------------------------------------------------------------------------------------------

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  TREASURY OBLIGATIONS PORTFOLIO

  PORTFOLIO OF INVESTMENTS (CONT'D)

  MAY 31, 2001 (Unaudited)
  ($ in Thousands)

---------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL                                   VALUE
                                                        AMOUNT    INTEREST RATE  MATURITY DATE   (NOTE 1)
---------------------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 77.8%  (CONT'D)

  Greenwich  Capital Markets,  Inc., dated 5/31/01,  repurchase price $85,010  (Collateralized  by: U.S.
  Treasury Bonds: $16,826, 7.875%-12.375%, 2/15/03-11/15/07; U.S. Treasury Notes: $64,340, 4.00%-7.875%,
  7/31/01-2/15/08; aggregate market value $86,701)

                                                        85,000            4.05%         6/1/01   85,000

  Morgan Stanley & Co., Inc., dated 5/31/01,  repurchase price $80,009 (Collateralized by: U.S. Treasury
  Notes: $76,315, 6.50%, 8/15/05; market value $82,005)

                                                        80,000            4.00%         6/1/01   80,000

  SG Cowen Securities Corp., dated 5/31/01,  repurchase price $85,010  (Collateralized by: U.S. Treasury
  Bill: $3,000,  8/16/01; U.S. Treasury Notes:  $81,093,  4.625%-6.125%,  8/31/02-5/15/06;  market value
  $86,711)

                                                        85,000            4.03%         6/1/01   85,000

  UBS Warburg LLC, dated 5/31/01,  repurchase  price $85,010  (Collateralized  by: U.S.  Treasury Bonds:
  $16,618,   7.625%-11.125%,    8/15/03-2/15/07;    U.S.   Treasury   Notes:   $65,246,   4.625%-7.875%,
  8/15/01-2/15/08; aggregate market value $86,702)

                                                        85,000            4.05%         6/1/01   85,000

---------------------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS (COST $1,528,220)                                               1,528,220
---------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (COST $1,968,745)--100.2%                                                 1,968,745
  LIABILITIES IN EXCESS OF OTHER ASSETS--(0.2)%                                                  (4,861)
---------------------------------------------------------------------------------------------------------
  NET ASSETS--100.0%                                                                         $1,963,884
---------------------------------------------------------------------------------------------------------







  See notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2001 (Unaudited)

ASSETS:
   Investments, at amortized cost (note 1)                     $  440,524,464
   Repurchase agreements, at value and cost (note 1)            1,528,220,000
   Cash                                                                   987
   Interest receivable                                              1,889,000
   Prepaid expenses                                                    93,751
                                                               --------------
Total assets                                                    1,970,728,202
                                                               --------------
LIABILITIES:
   Advisory fee payable                                               169,444
   Shareholder Service fee payable- Investor Shares                    58,756
   Shareholder Service fee payable- Institutional Shares               37,414
   Shareholder Service fee payable- Financial Shares                   14,017
   Shareholder Service fee payable- Service Shares                      4,803
   Shareholder Service fee payable- Premium Shares                      5,443
   Distribution fee payable- Service Shares                               478
   Distribution fee payable- Premium Shares                             4,115
   Dividends payable                                                6,431,937
   Accrued expenses                                                   117,910
                                                               --------------
Total liabilities                                                   6,844,317
                                                               --------------
NET ASSETS                                                     $1,963,883,885
                                                               ==============
NET ASSETS BY CLASS OF SHARES:
   Investor Shares                                             $  301,512,015
   Institutional Shares                                           723,276,881
   Financial Shares                                               885,871,643
   Service Shares                                                  27,258,276
   Premium Shares                                                  25,965,070
                                                               --------------
NET ASSETS                                                     $1,963,883,885
                                                               ==============
SHARES OUTSTANDING
   Investor Shares                                                301,508,603
                                                               ==============
   Institutional Shares                                           723,254,048
                                                               ==============
   Financial Shares                                               885,861,111
                                                               ==============
   Service Shares                                                  27,256,866
                                                               ==============
   Premium Shares                                                  25,963,585
                                                               ==============
NET ASSET VALUE PER SHARE                                      $         1.00
                                                               ==============
COMPOSITION OF NET ASSETS:
   Shares of beneficial interest                               $1,963,883,885
                                                               ==============
NET ASSETS                                                     $1,963,883,885
                                                               ==============



See notes to financial statements.

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  TREASURY OBLIGATIONS PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2001 (Unaudited)

INVESTMENT INCOME:
   Interest                                                    $ 63,777,704
                                                               ------------
EXPENSES (note 2):
   Advisory fees                                                  1,158,634
   Administration fees                                               45,918
   Shareholder Service fees:
     Investor Shares                                                359,261
     Institutional Shares                                           297,174
     Financial Shares                                               261,068
     Service Shares                                                  30,189
     Premium Shares                                                  49,991
   Distribution fees:
     Service Shares                                                   5,027
     Premium Shares                                                  40,902
   Custodian fees and expenses                                       79,840
   Publication expenses and rating service fees                      56,806
   Transfer agent fees and expenses                                  47,320
   Accounting service fees                                           30,605
   Cash management fees                                              28,500
   Legal fees                                                        24,570
   Registration and filing fees                                      19,875
   Reports to shareholders                                           18,200
   Insurance expense                                                 13,410
   Audit fees                                                        10,374
   Trustees' fees                                                     6,850
   Other expenses                                                     6,863
                                                               ------------
Total expenses before fee waiver                                  2,591,377
Waiver of shareholder service fees from Financial Shares           (146,899)
                                                               ------------
Total expenses after fee waiver                                   2,444,478
                                                               ------------
NET INVESTMENT INCOME                                            61,333,226
NET REALIZED GAIN ON INVESTMENTS                                    284,490
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 61,617,716
                                                               ============



See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                               MONTHS ENDED       FOR THE YEAR
                                                               MAY 31, 2001           ENDED
                                                                (UNAUDITED)     NOVEMBER 30, 2000
                                                              ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                      $    61,333,226    $   143,787,294
   Net realized gain on investments                                   284,490            112,778
                                                              ---------------    ---------------
     Net increase in net assets resulting from operations          61,617,716        143,900,072
                                                              ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income--Investor Shares                          (7,257,470)       (17,801,160)
   Net investment income--Institutional Shares                    (24,533,388)       (61,449,599)
   Net investment income--Financial Shares                        (27,912,069)       (58,839,174)
   Net investment income--Service Shares                             (605,208)        (1,908,797)
   Net investment income--Premium Shares                           (1,025,091)        (3,788,564)
   Net realized gain on investments--Investor Shares                  (30,741)           (13,079)
   Net realized gain on investments--Institutional Shares             (96,307)           (47,816)
   Net realized gain on investments--Financial Shares                (112,257)           (46,550)
   Net realized gain on investments--Service Shares                    (2,535)            (1,480)
   Net realized gain on investments--Premium Shares                    (3,811)            (3,020)
                                                              ---------------    ---------------
     Total distributions to shareholders                          (61,578,877)      (143,899,239)
                                                              ---------------    ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
   Sale of shares--Investor Shares                                431,966,052      1,363,527,769
   Sale of shares--Institutional Shares                         2,435,947,914      5,272,556,618
   Sale of shares--Financial Shares                             4,332,014,008      7,058,219,101
   Sale of shares--Service Shares                                  17,116,666         91,993,890
   Sale of shares--Premium Shares                                  24,196,761        174,861,751
   Reinvested dividends--Investor shares                            2,156,268          6,942,550
   Reinvested dividends--Institutional Shares                      11,766,981         35,927,308
   Reinvested dividends--Financial Shares                          15,476,096         35,850,062
   Reinvested dividends--Service Shares                                49,004            144,931
   Reinvested dividends--Premium Shares                                 9,101             31,057
   Cost of shares repurchased--Investor Shares                   (444,481,960)    (1,402,383,125)
   Cost of shares repurchased--Institutional Shares            (2,611,557,215)    (5,620,900,281)
   Cost of shares repurchased--Financial Shares                (4,704,924,704)    (6,450,721,658)
   Cost of shares repurchased--Service Shares                     (19,631,459)      (102,332,739)
   Cost of shares repurchased--Premium Shares                     (67,054,361)      (174,879,339)
                                                              ---------------    ---------------
     Net increase (decrease) in net assets from
      shares of beneficial interest                              (576,950,848)       288,837,895
                                                              ---------------    ---------------
   Total increase (decrease)                                     (576,912,009)       288,838,728
NET ASSETS:
   Beginning of year                                            2,540,795,894      2,251,957,166
                                                              ---------------    ---------------
   End of period                                              $ 1,963,883,885    $ 2,540,795,894
                                                              ===============    ===============
* Share transactions at net asset value of $1.00 per share

See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2001 (Unaudited)
NOTE 1.  SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

VALUATION OF SECURITIES--Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS--Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 2001 is substantially the same as shown on the accompanying portfolio of investments.

MULTIPLE CLASS ALLOCATIONS--Each share of the portfolio's five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

INCOME TAXES--It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

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NOTES TO FINANCIAL STATEMENTS (CONT'D)
MAY 31, 2001 (Unaudited)

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS--Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES--The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust had adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee at an annual rate equal to 0.25% of the average daily net assets of the Investor Shares, Service Shares and Premium Shares. For Institutional Shares, the Adviser receives from the Trust a fee at an annual rate up to 0.10% of the average daily net assets. For the six months ended May 31, 2001, the Adviser agreed to waive any portion of its shareholder servicing fee in order to limit the total expenses of the Institutional Shares to 0.20% of its average daily net assets. As a result, the Adviser received a 0.065% shareholder service fee for the Institutional Shares. Effective December 1, 1999, the Board of Trustees of the Milestone Funds consented to and adopted a Shareholder Service Plan for the Financial Class of the Portfolio. Under this plan, the Adviser will receive from the Trust an annual Shareholder service fee of up to 0.05% of the average net assets of the Financial Shares. For the six months ended May 31, 2001, the Adviser received a 0.02% shareholder service fee for the Financial Shares. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The Adviser agreed to waive any portion of distribution expenses in order to limit the total expenses of the Service and Premium Shares to 0.45% and 0.60% of their average daily net assets, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 2001, there were no unreimbursed expenses. For the six months ended May 31, 2001, the Portfolio incurred 0.04% and 0.20% of these distribution expenses for theService and the Premium Shares, respectively.

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NOTES TO FINANCIAL STATEMENTS (CONT'D)
MAY 31, 2001 (Unaudited)

The Adviser also assumed the role of administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective assets for administration expenses.

Unified Fund Services, Inc. is the Trust's transfer agent and dividend disbursing agent, and is also the Trust's Underwriter of the Portfolio's shares, pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.






















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  TREASURY OBLIGATIONS PORTFOLIO
  FINANCIAL HIGHLIGHTS

                                                                         INVESTOR
                                                                          SHARES
--------------------------------------------------------------------------------------------------------------------------
                           FOR THE SIX MONTHS   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                              ENDED MAY 31,        ENDED           ENDED          ENDED          ENDED           ENDED
                                  2001          NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                              (UNAUDITED)          2000           1999             1998          1997            1996
--------------------------------------------------------------------------------------------------------------------------
  PER SHARE OPERATING
    PERFORMANCE FOR A SHARE
    OUTSTANDING THROUGHOUT
    THE PERIOD
  Beginning net asset value
    per share                     $1.00            $1.00          $1.00           $1.00          $1.00          $1.00
                                  -----            -----          -----           -----          -----          -----
  Net investment income           0.025            0.057          0.046           0.051          0.051          0.050
  Dividends from net
    investment income            (0.025)          (0.057)        (0.046)         (0.051)        (0.051)        (0.050)
                                  -----            -----          -----           -----          -----          -----
  Ending net asset
    value per share               $1.00            $1.00          $1.00           $1.00          $1.00          $1.00
                                  =====            =====          =====           =====          =====          =====
  TOTAL RETURN                     5.09%(a)         5.89%          4.69%           5.23%          5.23%          5.11%
  RATIOS/SUPPLEMENTAL DATA
  Ratios to average net assets:
    Expenses                       0.39%(a)         0.40%          0.40%           0.40%          0.41%          0.45%(b)
    Net investment income          5.05%(a)         5.72%          4.60%           5.08%          5.13%          4.99%
  Net assets at the
    end of the period
    (000's omitted)            $301,512         $311,868       $343,781        $421,088       $385,229        $82,915

  (a) Annualized.
  (b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.01%.






     See notes to financial statements.
--------------------------------------------------------------------------------

                                   -----------
                                       THE
----------------------------------- MILESTONE ---------------------------------
                                      FUNDS
                                   -----------

  TREASURY OBLIGATIONS PORTFOLIO
  FINANCIAL HIGHLIGHTS (CONT'D)


                                                                     INSTITUTIONAL
                                                                         SHARES
--------------------------------------------------------------------------------------------------------------------------
                           FOR THE SIX MONTHS   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                              ENDED MAY 31,        ENDED           ENDED          ENDED          ENDED           ENDED
                                  2001          NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                              (UNAUDITED)          2000           1999             1998          1997            1996
--------------------------------------------------------------------------------------------------------------------------
  PER SHARE OPERATING
    PERFORMANCE FOR A SHARE
    OUTSTANDING THROUGHOUT
    THE PERIOD
  Beginning net asset value
    per share                    $1.00            $1.00            $1.00          $1.00         $1.00           $1.00
                                 -----            -----            -----          -----         -----           -----
  Net investment income          0.026            0.059            0.048          0.053         0.053           0.052
  Dividends from net
    investment income           (0.026)          (0.059)          (0.048)        (0.053)       (0.053)         (0.052)
                                 -----            -----            -----          -----         -----           -----
  Ending net asset
    value per share              $1.00            $1.00            $1.00          $1.00         $1.00           $1.00
                                 =====            =====            =====          =====         =====           =====
  TOTAL RETURN                    5.29%(a)         6.11%            4.91%          5.45%         5.46%           5.37%
  RATIOS/SUPPLEMENTAL DATA
  Ratios to average net assets:
    Expenses(b)                   0.20%(a)         0.20%            0.20%          0.20%         0.20%           0.20%
    Net investment income         5.32%(a)         5.91%            4.79%          5.30%         5.32%           5.21%
  Net assets at the
    end of the period
    (000's omitted)            $723,277         $887,097       $1,199,513     $1,686,835    $1,183,905        $897,173

  (a) Annualized.
  (b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.00%, 0.00%, 0.01%, 0.01%, and 0.02%, for each of the respective periods presented.





     See notes to financial statements.
--------------------------------------------------------------------------------

                                   -----------
                                       THE
----------------------------------- MILESTONE ---------------------------------
                                      FUNDS
                                   -----------


  TREASURY OBLIGATIONS PORTFOLIO
  FINANCIAL HIGHLIGHTS (CONT'D)

                                                                    FINANCIAL
                                                                      SHARES
----------------------------------------------------------------------------------------------------------------------
                                  FOR THE SIX MONTHS  FOR THE YEAR  FOR THE YEAR   FOR THE YEAR     FOR THE PERIOD
                                     ENDED MAY 31,       ENDED          ENDED          ENDED        MARCH 13, 1997*
                                         2001         NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,       THROUGH
                                     (UNAUDITED)         2000           1999           1998        NOVEMBER 30, 1997
----------------------------------------------------------------------------------------------------------------------
  PER SHARE OPERATING
    PERFORMANCE FOR A SHARE
    OUTSTANDING THROUGHOUT
    THE PERIOD
  Beginning net asset value per share   $1.00           $1.00          $1.00          $1.00              $1.00
                                        -----           -----          -----          -----              -----
  Net investment income                 0.026           0.060          0.049          0.054              0.038
  Dividends from net
    investment income                  (0.026)         (0.060)        (0.049)        (0.054)            (0.038)
                                        -----           -----          -----          -----              -----
  Ending net asset value per share      $1.00           $1.00          $1.00          $1.00              $1.00
                                        =====           =====          =====          =====              =====
  TOTAL RETURN                           5.34%(a)        6.16%          4.97%          5.50%              5.52%(a)
  RATIOS/SUPPLEMENTAL DATA
  Ratios to average net assets:
    Expenses(b)                         0.15%(a)         0.15%          0.14%          0.15%              0.14%(a)
    Net investment income               5.35%(a)         6.00%          4.90%          5.28%              5.45%(a)
  Net assets at the end of the
    period (000's omitted)           $885,872       $1,243,296       $599,948       $314,556            $90,465

  (a) Annualized.
  (b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.03%, 0.00%, 0.00% and 0.01%, for each of the respective periods presented.
   *  Commencement of operations.


  See notes to financial statements.
--------------------------------------------------------------------------------

                                   -----------
                                       THE
----------------------------------- MILESTONE ---------------------------------
                                      FUNDS
                                   -----------

  TREASURY OBLIGATIONS PORTFOLIO
  FINANCIAL HIGHLIGHTS (CONT'D)

                                                                       SERVICE
                                                                        SHARES
---------------------------------------------------------------------------------------------------------------------
                                  FOR THE SIX MONTHS  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                     ENDED MAY 31,       ENDED           ENDED          ENDED        MAY 2, 1997*
                                         2001          NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,      THROUGH
                                      (UNAUDITED)          2000           1999           1998      NOVEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------
  PER SHARE OPERATING
    PERFORMANCE FOR A SHARE
    OUTSTANDING THROUGHOUT
    THE PERIOD
  Beginning net asset value per share   $1.00             $1.00          $1.00          $1.00         $1.00
                                        -----             -----          -----          -----         -----
  Net investment income                 0.025             0.057          0.046          0.051         0.030
  Dividends from net
    investment income                  (0.025)           (0.057)        (0.046)        (0.051)       (0.030)
                                        -----             -----          -----          -----         -----
  Ending net asset value per share      $1.00             $1.00          $1.00          $1.00         $1.00
                                        =====             =====          =====          =====         =====

  TOTAL RETURN                           5.04%(a)          5.84%          4.65%          5.19%         5.21%(a)
  RATIOS/SUPPLEMENTAL DATA
  Ratios to average net assets:
    Expenses                             0.45%(a)          0.45%          0.45%          0.45%         0.45%(a)
    Net investment income                5.01%(a)          5.71%          4.50%          5.07%         5.15%(a)
  Net assets at the end of the
    period (000's omitted)            $27,258           $29,723        $39,917       $109,993      $242,068

  (a) Annualized.
  *   Commencement of operations.







  See notes to financial statements.
--------------------------------------------------------------------------------

                                   -----------
                                       THE
----------------------------------- MILESTONE ---------------------------------
                                      FUNDS
                                   -----------

  TREASURY OBLIGATIONS PORTFOLIO
  FINANCIAL HIGHLIGHTS (CONT'D)

                                                                       PREMIUM
                                                                        SHARES
---------------------------------------------------------------------------------------------------------------------
                                  FOR THE SIX MONTHS  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                     ENDED MAY 31,       ENDED           ENDED          ENDED        MAY 2, 1997*
                                         2001          NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,      THROUGH
                                      (UNAUDITED)         2000            1999           1998      NOVEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------

  PER SHARE OPERATING
    PERFORMANCE FOR A SHARE
    OUTSTANDING THROUGHOUT
    THE PERIOD
  Beginning net asset value per share   $1.00            $1.00           $1.00          $1.00            $1.00
                                        -----            -----          -----           -----            -----
  Net investment income                 0.024            0.056           0.044          0.049            0.027
  Dividends from net
    investment income                  (0.024)          (0.056)         (0.044)        (0.049)          (0.027)
                                        -----            -----           -----          -----            -----
  Ending net asset value per share      $1.00            $1.00           $1.00          $1.00            $1.00
                                        =====            =====           =====          =====            =====
  TOTAL RETURN                          4.88%(a)          5.68%           4.49%          5.03%            5.06%(a)
  RATIOS/SUPPLEMENTAL DATA
  Ratios to average net assets:
    Expenses                            0.60%(a)          0.60%           0.60%          0.60%            0.60%(a)
    Net investment income               5.13%(a)          5.56%           4.40%          4.92%            5.01%(a)
  Net assets at the end of the
    period (000's omitted)            $25,965           $68,812         $68,799        $85,937          $84,239

  (a) Annualized.
  *   Commencement of operations.






  See notes to financial statements.
--------------------------------------------------------------------------------

                                   -----------
                                       THE
----------------------------------- MILESTONE ----------------------------------
                                      FUNDS
                                   -----------

                                     Adviser
--------------------------------------------------------------------------------
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701

                                  Administrator
--------------------------------------------------------------------------------
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701

                          Underwriter / Transfer Agent
--------------------------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street

                        Indianapolis, Indiana 46204-1806

                                  800-363-7660

                                 Primary Dealer
--------------------------------------------------------------------------------
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                               New York, NY 10167

                                    Custodian
--------------------------------------------------------------------------------
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                                  Legal Counsel
--------------------------------------------------------------------------------
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022

                              Independent Auditors
--------------------------------------------------------------------------------
                              Deloitte & Touche LLP
                           Two World Financial Center
                             New York, NY 10281-1434

                   THIS REPORT IS AUTHORIZED FOR DISTRIBUTION
                   ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS
           WHO HAVE RECEIVED A COPY OF THE MILESTONE FUNDS PROSPECTUS

                               THE MILESTONE FUNDS
                ONE EXECUTIVE BOULEVARD, YONKERS, NEW YORK 10701
                                  800-941-MILE
--------------------------------------------------------------------------------